SCHEDULE OF OPERATING LEASE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Right-of-use Assets
Operating lease expense (per ASC 842)			$ 25
Short-term lease expense (other than ASC 842)	802	789	710
Total lease expense	$ 802	$ 789	$ 735